Non-controlling interests (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
Non-current assets	¥ 383,767,027	¥ 367,468,662
Current assets	66,137,631	60,781,401
Non-current liabilities	(144,240,369)	(156,250,607)
Current liabilities	(154,048,091)	(141,620,410)
Carrying amount of NCI	21,770,275	21,575,311
Revenue	169,446,338	174,009,401	¥ 169,550,624
Net (loss)/profit	2,610,563	1,108,205	1,329,974
Total comprehensive (loss)/income	1,639,525	1,679,092	911,085
(Loss)/ Profit allocated to NCI	232,712	341,860	595,539
Other comprehensive income/ (loss) allocated to NCI	(192,658)	(160,781)
Cash flow from operating activities	41,987,038	37,324,193	28,727,978
Cash flow from investment activities	(42,237,132)	(29,033,985)	(20,375,882)
Cash flow from financing activities	1,803,816	(11,328,183)	(2,243,070)
Net increase/ (decrease) in cash and cash equivalents	¥ 814,634	¥ (2,974,424)	¥ 6,135,292
Huaneng Qinbei Power Generation Co., Ltd. ("Qinbei Power") (v)
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%	40.00%
Non-current assets	¥ 8,218,373	¥ 9,086,939
Current assets	1,334,506	1,317,076
Non-current liabilities	(1,355,645)	(2,249,675)
Current liabilities	(5,026,519)	(4,905,399)
Net assets	3,170,715	3,248,941
Carrying amount of NCI	1,282,201	1,313,492
Revenue	4,472,279	4,787,221	¥ 5,293,403
Net (loss)/profit	(78,226)	30,270	(198,026)
Total comprehensive (loss)/income	(78,226)	30,270	(198,026)
(Loss)/ Profit allocated to NCI	(31,290)	12,108	(79,210)
Cash flow from operating activities	1,302,559	667,432	954,820
Cash flow from investment activities	(234,425)	(205,703)	(503)
Cash flow from financing activities	(1,029,306)	(613,468)	(843,094)
Net increase/ (decrease) in cash and cash equivalents	¥ 38,828	¥ (166,994)	111,223
Dividends paid to NCI			¥ 165,965
Beijing Co-generation
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	59.00%	59.00%	59.00%
Non-current assets	¥ 5,849,233	¥ 6,264,852
Current assets	1,125,151	852,059
Non-current liabilities	(68,685)	(53,494)
Current liabilities	(1,232,536)	(1,257,150)
Net assets	5,673,163	5,806,267
Carrying amount of NCI	3,347,198	3,425,774
Revenue	5,607,020	5,579,382	¥ 5,704,966
Net (loss)/profit	505,190	705,311	757,268
Total comprehensive (loss)/income	505,190	705,311	757,268
(Loss)/ Profit allocated to NCI	298,062	416,133	446,788
Cash flow from operating activities	1,037,909	1,623,975	1,321,867
Cash flow from investment activities	(421,456)	(273,374)	(316,754)
Cash flow from financing activities	(704,705)	(1,329,614)	(904,822)
Net increase/ (decrease) in cash and cash equivalents	(88,252)	20,987	101,482
Dividends paid to NCI	¥ 376,787	¥ 625,886	¥ 460,262
Luohuang Power
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%	40.00%
Non-current assets	¥ 3,316,087	¥ 3,649,432
Current assets	1,241,707	1,134,889
Non-current liabilities	(189,516)	(205,085)
Current liabilities	(1,872,962)	(2,061,440)
Net assets	2,495,316	2,517,796
Carrying amount of NCI	977,108	986,100
Revenue	2,703,231	2,833,807	¥ 2,819,106
Net (loss)/profit	77,521	64,093	18,811
Total comprehensive (loss)/income	77,521	64,093	18,811
(Loss)/ Profit allocated to NCI	31,008	25,637	7,524
Cash flow from operating activities	575,857	360,226	192,608
Cash flow from investment activities	(137,178)	(101,279)	(201,012)
Cash flow from financing activities	(403,026)	(247,546)	(5,288)
Net increase/ (decrease) in cash and cash equivalents	35,653	¥ 11,401	¥ (13,692)
Dividends paid to NCI	¥ 40,000
Weihai Power
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%	40.00%
Non-current assets	¥ 3,709,929	¥ 3,981,753
Current assets	637,757	629,370
Non-current liabilities	(119,088)	(34,495)
Current liabilities	(1,463,315)	(1,894,952)
Net assets	2,765,283	2,681,676
Carrying amount of NCI	1,106,113	1,072,670
Revenue	2,775,206	3,045,352	¥ 3,587,416
Net (loss)/profit	83,607	193,754	253,552
Total comprehensive (loss)/income	83,607	193,754	253,552
(Loss)/ Profit allocated to NCI	33,443	77,502	101,421
Cash flow from operating activities	608,917	273,607	473,349
Cash flow from investment activities	(61,691)	(95,699)	(98,420)
Cash flow from financing activities	(519,433)	(260,953)	(306,054)
Net increase/ (decrease) in cash and cash equivalents	¥ 27,793	(94,821)	68,875
Dividends paid to NCI		¥ 124,000	¥ 140,000
Jinling Power
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%	40.00%
Non-current assets	¥ 4,088,251	¥ 4,432,195
Current assets	576,992	459,849
Non-current liabilities	(694,913)	(1,136,398)
Current liabilities	(1,627,035)	(1,489,022)
Net assets	2,343,295	2,266,624
Carrying amount of NCI	937,340	906,671
Revenue	3,168,617	3,099,014	¥ 3,346,779
Net (loss)/profit	315,837	265,457	200,269
Total comprehensive (loss)/income	315,837	265,457	200,269
(Loss)/ Profit allocated to NCI	126,335	106,183	80,108
Cash flow from operating activities	706,320	821,975	711,800
Cash flow from investment activities	(100,610)	(128,541)	(52,701)
Cash flow from financing activities	(645,027)	(792,266)	(570,838)
Net increase/ (decrease) in cash and cash equivalents	(39,317)	(98,832)	88,261
Dividends paid to NCI	¥ 95,666	¥ 130,566	¥ 95,979
Yueyang Power
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%	45.00%
Non-current assets	¥ 4,074,135	¥ 4,320,232
Current assets	1,264,211	1,426,960
Non-current liabilities	(659,387)	(701,135)
Current liabilities	(2,112,026)	(2,368,204)
Net assets	2,566,933	2,677,853
Carrying amount of NCI	1,171,281	1,220,746
Revenue	3,591,193	4,005,328	¥ 4,003,821
Net (loss)/profit	294,258	453,869	118,342
Total comprehensive (loss)/income	294,258	453,869	118,342
(Loss)/ Profit allocated to NCI	132,416	204,241	53,254
Cash flow from operating activities	1,151,257	689,723	412,413
Cash flow from investment activities	13,049	(163,584)	(106,596)
Cash flow from financing activities	(714,838)	(503,852)	(305,872)
Net increase/ (decrease) in cash and cash equivalents	449,468	22,287	(55)
Dividends paid to NCI	¥ 185,661	¥ 45,000	¥ 46,790
Shidongkou Power
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	50.00%	50.00%	50.00%
Non-current assets	¥ 2,978,015	¥ 3,255,810
Current assets	418,832	465,772
Non-current liabilities	(529,136)	(488,350)
Current liabilities	(1,069,893)	(1,563,894)
Net assets	1,797,818	1,669,338
Carrying amount of NCI	898,909	834,669
Revenue	2,178,367	2,055,168	¥ 2,109,785
Net (loss)/profit	355,890	216,595	131,129
Total comprehensive (loss)/income	355,890	216,595	131,129
(Loss)/ Profit allocated to NCI	177,945	108,298	65,564
Cash flow from operating activities	736,958	655,910	527,783
Cash flow from investment activities	(38,695)	(86,427)	(45,045)
Cash flow from financing activities	(719,372)	(582,452)	(472,543)
Net increase/ (decrease) in cash and cash equivalents	(21,109)	(12,969)	10,195
Dividends paid to NCI	¥ 113,705	¥ 65,000	¥ 51,870
Yangliuqing Co-generation
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%	45.00%
Non-current assets	¥ 2,449,103	¥ 2,421,307
Current assets	610,494	721,617
Non-current liabilities	(197,615)	(378,478)
Current liabilities	(842,820)	(778,235)
Net assets	2,019,162	1,986,211
Carrying amount of NCI	907,727	892,899
Revenue	1,846,175	1,945,841	¥ 2,077,570
Net (loss)/profit	32,950	59,733	69,477
Total comprehensive (loss)/income	32,950	59,733	69,477
(Loss)/ Profit allocated to NCI	14,828	26,880	31,265
Cash flow from operating activities	329,025	171,531	210,558
Cash flow from investment activities	(80,191)	(16,465)	(258,605)
Cash flow from financing activities	(256,335)	(167,846)	63,762
Net increase/ (decrease) in cash and cash equivalents	¥ (7,501)	(12,780)	¥ 15,719
Dividends paid to NCI		¥ 48,585
Shandong Power
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	20.00%	20.00%	20.00%
Non-current assets	¥ 52,936,475	¥ 57,881,917
Current assets	11,381,268	11,225,955
Non-current liabilities	(25,501,838)	(29,027,404)
Current liabilities	(26,380,853)	(23,441,038)
Net assets	12,435,052	16,639,430
Carrying amount of NCI	4,596,984	5,591,178
Revenue	26,904,777	28,274,364	¥ 24,202,739
Net (loss)/profit	(4,014,417)	(430,222)	282,198
Total comprehensive (loss)/income	(4,313,258)	(675,666)	327,958
(Loss)/ Profit allocated to NCI	(802,883)	(86,044)	(10,780)
Other comprehensive income/ (loss) allocated to NCI	(59,769)	(49,089)	9,152
Cash flow from operating activities	7,836,378	7,066,137	4,469,849
Cash flow from investment activities	(4,652,029)	(2,787,419)	(3,628,406)
Cash flow from financing activities	(3,179,760)	(2,673,351)	(162,007)
Net increase/ (decrease) in cash and cash equivalents	4,589	(414,221)	679,471
Dividends paid to NCI	101,296	84,156	42,506
Other individually immaterial subsidiaries
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
Carrying amount of NCI	6,545,414	5,331,112
(Loss)/ Profit allocated to NCI	252,848	(549,078)	(100,395)
Other comprehensive income/ (loss) allocated to NCI	¥ (132,889)	¥ (111,692)	¥ (33,707)